COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Lease commitments

The Company entered into a commercial operating lease for the use of an office located in Hong Kong with terms ended 2028. The Company’s minimum lease payment commitments under the operating leases as of September 30, 2025 is set forth in the “Note 9 - Leases”.

Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

16. COMMITMENTS AND CONTINGENCIES

Lease commitments

The Company entered into a commercial operating lease for the use of an office located in Hong Kong with terms ended 2028. The Company’s minimum lease payment commitments under the operating leases as of March 31, 2025 is set forth in the “Note 9 - Leases”.

Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.